Cash and Cash Equivalents - Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Oct. 31, 2021 EUR (€)	Oct. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Cash and Cash Equivalents
Cash and cash equivalents	€ 86,736		€ 86,553			€ 105,687	€ 35,840
Increase in cash and cash equivalents	€ 100
Societe Generale
Cash and Cash Equivalents
Decrease in other cash equivalents through withdrawals | $		$ 31
Notional amount of deposit account				€ 30,900	$ 35